UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $64,713
                                        (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    FORM 13F INFORMATION TABLE

                                                    FORM 13F INFORMATION TABLE
                                                         BRANDYWINE TRUST
                                                     AS OF December 31, 2004

                                                        VALUE    SHRS OR          INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT  SH/PUT  DISCRETION  MANAGERS  SOLE     SHARED    NONE
ABBOTT LABS                 Common          028241000   2,391    51,250     SH       Sole      None     51,250
AMGEN CORP                  Common          311621000     626     9,759     SH       Sole      None      9,759
BP PLC                      Sponsored ADR   556221044     470     8,042     SH       Sole      None      8,042
CAMPBELL SOUP CO            Common          134429109  10,251   342,948     SH       Sole      None    342,948
CHEVRONTEXACO CORP          Common          166764100   1,445    27,520     SH       Sole      None     27,520
CISCO INC                   Common          17275R102     356    18,401     SH       Sole      None     18,401
COCA COLA                   Common          191216100     970    23,283     SH       Sole      None     23,283
COMCAST CORP NEW            CLA             20030N101   1,999    60,054     SH       Sole      None     60,054
CONOCOPHILLIPS              Common          20825C104     920    10,592     SH       Sole      None     10,592
EPIC PHARMACEUTICALS INC.   Common          26881Q101     788    44,000     SH       Sole      None     44,000
EXXON MOBIL CORP            Common          30231G102  11,989   233,894     SH       Sole      None    233,894
GENERAL ELEC CO             Common          369604103   4,916   134,690     SH       Sole      None    134,690
IMCLONE SYS INC             Common          45245W109     461    10,000     SH       Sole      None     10,000
J P MORGAN CHASE & CO       Common          46625H100   2,256    57,835     SH       Sole      None     57,835
MAXIM INTEGRATED PRODS INC  Common          57772K101     904    21,328     SH       Sole      None     21,328
MERCK & CO INC              Common          589331107   1,188    36,951     SH       Sole      None     36,951
MONSANTO CO (NEW)           Common          61166W101   1,932    34,782     SH       Sole      None     34,782
NORTEL NETWORKS CORP  NEW   Common          656568102      69    19,979     SH       Sole      None     19,979
ORACLE CORP                 Common          68389X105   1,139    82,991     SH       Sole      None     82,991
PFIZER INC                  Common          717081103   9,584   356,399     SH       Sole      None    356,399
PORTAL SOFTWARE INC         Common New      736126301     177    26,228     SH       Sole      None     26,228
SUN MICROSYSTEMS INC        Common          866810104     177    32,770     SH       Sole      None     32,770
WELLS FARGO AND CO NEW      Common          949746101   9,708   156,209     SH       Sole      None    156,209

                                                       64,713


01864.0005 #546594